Intangible Assets - Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions (Details) - USD ($) $ in Thousands			12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles			$ 3,801
Original capacity			172 MW
Top of range [member]
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles			$ 4,713
Original capacity			178 MW
Washington State, United States [member]
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles			$ 912
Original capacity			6 MW
Term of contractual access rights			No termination date
Amortization method and period			Declining balance 4%
Washington State, USA [member]
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles			$ 912
Original capacity			6 MW
Baie-Comeau, Quebec [member]
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles		$ 2,315
Original capacity		22 MW
Term of contractual access rights		No termination date
Amortization method and period		Straight-line over the lease term of the data center
Paso Pe, Paraguay [member]
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles		$ 1,065
Original capacity	[1]	50 MW
Term of contractual access rights		Ending in December 31, 2027
Amortization method and period		Straight-line over the access rights period
Yguazu, Paraguay [member]
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles		$ 421
Original capacity	[2]	100 MW
Term of contractual access rights		Ending in December 31, 2027
Amortization method and period		Straight-line over the access rights period

[1]	In November 2023, the Company finalized an amendment to the existing contract for an additional 20 MW of energy capacity for a total capacity of 70 MW.
[2]	In May 2024, the Company finalized an amendment to the existing contract for an additional 100 MW of energy capacity for a total capacity of 200 MW.